Income Tax - Disclosure of Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Tax [Abstract]
Net income (loss) before tax	€ (52,809)	€ (63,984)		€ (20,759)
Statutory tax rate	26.50%	28.00%		31.00%
Income tax benefit / (expense) calculated at statutory tax rate	€ 13,994	€ 17,916		€ 6,435
Differences in tax rates	62	128		137
Research tax credit	3,091	3,961		5,021
Provision for defined benefit obligations	39	(117)		(20)
Share-based compensation	(694)	(693)		(1,186)
Revenue from collaboration agreements	(3,313)	8,824		(5,251)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(14,433)	(15,746)		(5,136)
Carry-back	0	0		0
Impact linked to intra-group merger operations	0	(16,288)		0
Impact linked to the exercise of a real estate leasing option	0	(1,103)		0
Others differences	1,254	3,118		0
Income tax benefit / (expense)	€ 0	€ 0		€ 0
Effective tax rate	0.00%	0.00%		0.00%
Deferred tax income / (loss)	€ 0	€ 0		€ 0
Income tax benefit / (expense)	€ 0	€ 0	[1]	€ 0	[1]

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.